Research and Development, Marketing - Business Development and General and Administrative Expenses (Details) - EUR (€) € in Thousands	1 Months Ended	12 Months Ended
	Nov. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Expenses by nature to their function
Disposables		€ (1,681)	€ (1,472)	€ (1,243)
Energy and liquids		(633)	(513)	(539)
Patents		(510)	(543)	(343)
Studies		(42,377)	(33,004)	(10,987)
Maintenance		(995)	(1,017)	(846)
Fees		(4,587)	(3,044)	(2,548)
IT Systems		(960)	(806)	(651)
Support costs (including taxes)		(1,971)	(782)	(722)
Personnel costs		(15,332)	(13,413)	(10,680)
Depreciation, amortization and provisions		(1,683)	(927)	(1,009)
Other		(5,234)	(4,450)	(3,209)
Total operating expenses		(75,965)	(59,971)	(32,779)
Withholding tax (as a percent)	10.00%
Withholding taxes	€ 1,300
Research and development expenses
Expenses by nature to their function
Disposables		(1,681)	(1,472)	(1,243)
Energy and liquids		(633)	(513)	(539)
Patents		(510)	(543)	(343)
Studies		(42,375)	(33,004)	(10,987)
Maintenance		(995)	(1,017)	(846)
Fees		(175)	(160)	(201)
IT Systems		(852)	(744)	(597)
Personnel costs		(11,149)	(9,645)	(7,518)
Depreciation, amortization and provisions		(1,462)	(751)	(832)
Other		(637)	(602)	(608)
Total operating expenses		(60,469)	(48,452)	(23,717)
Marketing - business development expenses
Expenses by nature to their function
Fees		(570)	(138)	(341)
IT Systems		(16)	(9)	(8)
Support costs (including taxes)		(1,280)
Personnel costs		(219)	(213)	(197)
Other		(499)	(4)	(16)
Total operating expenses		(2,583)	(364)	(563)
General and administrative expenses
Expenses by nature to their function
Studies		(2)
Fees		(3,843)	(2,746)	(2,005)
IT Systems		(92)	(52)	(46)
Support costs (including taxes)		(692)	(782)	(722)
Personnel costs		(3,964)	(3,556)	(2,964)
Depreciation, amortization and provisions		(220)	(176)	(177)
Other		(4,099)	(3,844)	(2,585)
Total operating expenses		€ (12,912)	€ (11,155)	€ (8,499)